Significant accounting policies - Earnings per Share (Details) (USD $)	3 Months Ended										6 Months Ended		9 Months Ended			12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Jun. 30, 2013	Jun. 30, 2012	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2013	Dec. 31, 2012
Diluted (in dollars per share)	$ (0.06)	$ 0.75	$ 0.51	$ 0.33	$ 0.93	$ 0.76	$ 0.50	$ (0.40)	$ 0.38	$ (0.01)	$ 1.26	$ (0.01)	$ 0.61	$ 1.75	$ 0.49	$ 2.54	$ 1.26
Diluted number of common shares outstanding (in shares)	103,295,920	106,390,339	90,915,805	79,254,268	79,083,675	78,820,844	78,551,830	78,432,132	78,432,132	78,432,132	79,147,972	78,432,132	106,454,775	83,453,835	78,492,979	88,970,531	78,598,236
As originally reported
Diluted (in dollars per share)			$ 0.46	$ 0.30	$ 0.85	$ 0.69	$ 0.45	$ (0.40)	$ 0.35		$ 1.15	$ (0.01)		$ 1.59	$ 0.44		$ 1.14
Diluted number of common shares outstanding (in shares)			100,176,416	87,895,953	87,777,462	87,866,613	87,888,983	78,432,132	85,335,404		87,836,378	78,432,132		92,438,629	87,031,196		87,253,760